Annual Total Returns- Vanguard Russell 1000 Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 1000 Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.43%	16.33%	32.99%	13.15%	0.87%	11.79%	21.59%	(4.84%)	31.36%	20.91%